Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Afterpay Ltd.(a)	5,267	$368,733
AGL Energy Ltd.	19,345	192,434
APA Group	36,877	281,239
Aristocrat Leisure Ltd.	15,560	367,580
ASX Ltd.	5,931	336,991
Aurizon Holdings Ltd.	52,685	164,989
Australia & New Zealand Banking Group Ltd.	58,613	977,799
BHP Group Ltd.	63,682	1,786,400
BHP Group PLC	48,469	1,099,139
BlueScope Steel Ltd.	15,234	191,951
Brambles Ltd.	36,871	297,766
Cochlear Ltd.	2,079	337,664
Coles Group Ltd.	26,750	352,034
Commonwealth Bank of Australia	38,826	2,262,109
Computershare Ltd.	16,844	177,236
Crown Resorts Ltd.	11,356	80,664
CSL Ltd.	10,247	2,245,369
Dexus	31,853	229,311
Fortescue Metals Group Ltd.	38,031	510,862
Goodman Group	45,845	631,027
GPT Group (The)	73,373	255,186
Insurance Australia Group Ltd.	55,913	212,177
James Hardie Industries PLC	14,625	425,130
Lendlease Corp. Ltd.	21,877	228,260
Macquarie Group Ltd.	7,038	719,136
Magellan Financial Group Ltd.	5,100	222,395
Medibank Pvt Ltd.	73,974	155,347
Mirvac Group	148,832	282,941
National Australia Bank Ltd.	72,289	1,219,262
Newcrest Mining Ltd.	18,668	370,436
Northern Star Resources Ltd.	25,908	240,729
Oil Search Ltd.	44,138	118,384
Orica Ltd.	11,356	135,138
Origin Energy Ltd.	50,605	193,153
QBE Insurance Group Ltd.	38,625	284,608
Ramsay Health Care Ltd.	4,295	199,539
Rio Tinto Ltd.	5,087	380,083
Santos Ltd.	47,862	217,246
Scentre Group	131,235	270,762
Sonic Healthcare Ltd.	13,417	325,655
South32 Ltd.	124,458	220,097
Stockland	56,137	188,209
Suncorp Group Ltd.	31,763	236,152
Sydney Airport	34,482	170,488
Tabcorp Holdings Ltd.	59,600	168,638
Telstra Corp. Ltd.	105,330	238,270
Transurban Group	67,631	698,671
Treasury Wine Estates Ltd.	23,283	147,371
Vicinity Centres	101,389	123,269
Wesfarmers Ltd.	21,178	771,668
Westpac Banking Corp.	74,502	1,105,073
Woodside Petroleum Ltd.	18,898	311,502
Woolworths Group Ltd.	28,686	781,657

		24,507,929

Austria — 0.0%
Erste Group Bank AG(a)	8,089	233,193
OMV AG	4,924	167,279

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG(a)	3,908	$75,076

		475,548

Belgium — 0.3%
Ageas SA/NV	6,128	302,155
Anheuser-Busch InBev SA/NV	15,980	1,068,161
Etablissements Franz Colruyt NV	1,646	98,487
Galapagos NV(a)	1,224	151,027
Groupe Bruxelles Lambert SA	2,885	281,880
KBC Group NV(a)	3,680	257,078
Proximus SADP	5,028	105,314
Solvay SA	1,668	191,226
UCB SA	3,428	367,247
Umicore SA	5,625	252,794

		3,075,369

Canada — 3.1%
Agnico Eagle Mines Ltd.	5,767	378,756
Algonquin Power & Utilities Corp.	14,409	226,270
Alimentation Couche-Tard Inc., Class B	20,354	677,420
Bank of Montreal	14,124	1,017,203
Bank of Nova Scotia (The)	26,330	1,284,093
Barrick Gold Corp.	42,844	985,554
Bausch Health Companies Inc.(a)	7,602	141,434
BCE Inc.	3,432	149,102
BlackBerry Ltd.(a)	21,956	129,611
Brookfield Asset Management Inc., Class A	28,871	1,168,519
Cameco Corp.	12,917	129,479
Canadian Imperial Bank of Commerce	10,001	844,903
Canadian National Railway Co.	16,266	1,707,058
Canadian Natural Resources Ltd.	27,651	632,224
Canadian Pacific Railway Ltd.	3,328	1,077,497
Canadian Tire Corp. Ltd., Class A, NVS	2,161	276,766
Canadian Utilities Ltd., Class A, NVS	9,240	231,303
Canopy Growth Corp.(a)(b)	5,238	150,847
CGI Inc.(a)	5,928	438,733
CI Financial Corp.	7,753	101,826
Constellation Software Inc.	561	696,230
Dollarama Inc.	8,072	331,127
Emera Inc.	5,354	222,481
Enbridge Inc.	44,739	1,400,273
Fairfax Financial Holdings Ltd.	662	227,529
First Quantum Minerals Ltd.	17,479	248,582
Fortis Inc.	9,536	384,781
Franco-Nevada Corp.	4,528	604,025
George Weston Ltd.	3,606	267,438
Gildan Activewear Inc.	6,836	179,142
Great-West Lifeco Inc.	8,654	201,742
IGM Financial Inc.	4,747	125,827
Imperial Oil Ltd.	7,489	129,912
Intact Financial Corp.	3,128	350,696
Inter Pipeline Ltd.	16,750	167,254
Kinross Gold Corp.	50,001	356,902
Kirkland Lake Gold Ltd.	6,394	262,539
Loblaw Companies Ltd.	4,749	235,270
Magna International Inc.	7,175	440,942
Manulife Financial Corp.	41,529	709,188
Metro Inc.	7,257	334,094
National Bank of Canada	9,198	510,614
Nutrien Ltd.	13,057	645,847
Onex Corp.	3,496	187,142

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Open Text Corp.	7,289	$322,462
Pembina Pipeline Corp.	13,268	339,097
Power Corp. of Canada	14,104	318,235
Restaurant Brands International Inc.	5,828	332,842
RioCan REIT	3,513	47,548
Rogers Communications Inc., Class B, NVS	9,089	429,657
Royal Bank of Canada	31,335	2,564,542
Saputo Inc.	8,289	230,460
Shaw Communications Inc., Class B, NVS	12,990	226,340
Shopify Inc., Class A(a)	2,452	2,644,750
Sun Life Financial Inc.	12,359	549,999
Suncor Energy Inc.	35,711	572,357
TC Energy Corp.	20,258	893,078
Teck Resources Ltd., Class B	11,467	181,575
TELUS Corp.	19,840	383,511
Thomson Reuters Corp.	4,805	381,686
Toronto-Dominion Bank (The)	40,820	2,182,275
Waste Connections Inc.(b)	6,545	680,549
Wheaton Precious Metals Corp.	10,748	415,771
WSP Global Inc.	2,535	188,673

		34,853,582

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	168	319,126
Carlsberg AS, Class B	3,007	448,646
Chr Hansen Holding A/S(a)	2,506	243,492
Coloplast A/S, Class B	3,116	466,511
Danske Bank A/S(a)	15,454	255,435
Demant A/S(a)	5,108	192,910
DSV PANALPINA A/S	5,167	817,586
Genmab A/S(a)	1,697	652,891
Novo Nordisk A/S, Class B	39,684	2,676,637
Novozymes A/S, Class B	6,075	348,440
Orsted A/S(c)	4,243	766,433
Vestas Wind Systems A/S	4,940	1,012,611

		8,200,718

Finland — 0.4%
Elisa OYJ	4,308	231,895
Fortum OYJ	11,687	268,486
Kesko OYJ, Class B	13,367	351,771
Kone OYJ, Class B	7,889	663,597
Neste OYJ	10,507	706,097
Nokia OYJ(a)	121,383	486,051
Nordea Bank Abp(a)	72,547	621,716
Sampo OYJ, Class A	8,656	375,136
Stora Enso OYJ, Class R	22,650	383,921
UPM-Kymmene OYJ	10,204	337,130
Wartsila OYJ Abp	12,794	120,628

		4,546,428

France — 3.4%
Accor SA(a)	5,128	176,356
Air Liquide SA	10,673	1,757,383
Airbus SE(a)	12,817	1,345,049
Alstom SA(a)	6,773	362,153
Atos SE(a)	3,329	306,148
AXA SA	43,839	1,033,701
BioMerieux	918	132,652
BNP Paribas SA(a)	25,431	1,307,019
Bollore SA	80,005	311,414
Bouygues SA	7,869	314,202

Security	Shares	Value

France (continued)
Bureau Veritas SA(a)	8,090	$209,416
Capgemini SE	3,728	518,632
Carrefour SA	14,817	243,352
Cie. de Saint-Gobain(a)	12,769	608,221
Cie. Generale des Etablissements Michelin SCA	4,228	528,259
Credit Agricole SA(a)	26,532	307,029
Danone SA	13,772	887,293
Dassault Systemes SE	3,122	579,040
Edenred	6,789	389,239
Electricite de France SA	16,015	243,583
Engie SA(a)	37,785	559,104
EssilorLuxottica SA(a)	6,863	996,225
Getlink SE(a)	18,687	311,830
Hermes International	776	758,752
Iliad SA	748	152,288
Ipsen SA	1,740	168,280
Kering SA	1,696	1,227,396
Klepierre SA	6,752	149,420
Legrand SA	6,789	576,428
L’Oreal SA	5,630	2,066,176
LVMH Moet Hennessy Louis Vuitton SE	5,956	3,440,452
Orange SA	41,329	523,546
Pernod Ricard SA	4,625	885,188
Peugeot SA(a)(b)	15,688	370,910
Publicis Groupe SA	5,033	229,320
Renault SA(a)	4,242	169,253
Safran SA(a)	7,392	1,081,414
Sanofi	25,006	2,533,859
Schneider Electric SE	11,775	1,643,044
SCOR SE(a)	5,225	179,004
SES SA	9,289	84,736
Societe Generale SA(a)	16,784	335,005
Sodexo SA	2,461	204,185
STMicroelectronics NV	18,081	709,847
Suez SA	10,121	195,342
Teleperformance	1,655	552,735
Thales SA	3,128	288,336
TOTAL SE	53,485	2,292,038
Ubisoft Entertainment SA(a)	2,717	259,291
Unibail-Rodamco-Westfield(b)	2,959	210,603
Valeo SA(b)	6,231	242,388
Veolia Environnement SA	12,873	296,578
Vinci SA	11,982	1,225,460
Vivendi SA	19,920	599,996
Worldline SA(a)(c)	7,230	670,260

		37,748,830

Germany — 2.6%
adidas AG(a)	4,128	1,319,904
Allianz SE, Registered	9,389	2,219,943
BASF SE	20,517	1,505,187
Bayer AG, Registered	22,092	1,275,604
Bayerische Motoren Werke AG	6,792	593,420
Beiersdorf AG	3,778	423,634
Brenntag AG	5,328	408,277
Commerzbank AG(a)	28,095	175,094
Continental AG	2,379	324,986
Daimler AG, Registered	19,302	1,303,376
Delivery Hero SE(a)(c)	3,162	382,966
Deutsche Bank AG, Registered(a)	47,256	528,137
Deutsche Boerse AG	4,905	819,963

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered(a)(b)	7,076	$81,647
Deutsche Post AG, Registered	22,645	1,097,061
Deutsche Telekom AG, Registered	71,199	1,287,317
Deutsche Wohnen SE	7,874	395,969
E.ON SE	52,546	570,477
Fresenius Medical Care AG & Co. KGaA	5,428	457,754
Fresenius SE & Co. KGaA	8,876	398,155
GEA Group AG	5,128	176,110
Hannover Rueck SE	1,557	261,306
HeidelbergCement AG	3,928	279,759
HelloFresh SE(a)	4,386	258,549
Infineon Technologies AG	28,523	1,007,199
LANXESS AG	3,628	254,573
LEG Immobilien AG	1,895	270,792
Merck KGaA	3,220	515,558
MTU Aero Engines AG	1,332	315,401
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,228	902,007
Puma SE(a)	3,575	356,482
RWE AG	14,917	620,426
SAP SE	23,490	2,865,508
Scout24 AG(c)	2,870	220,061
Siemens AG, Registered	17,200	2,304,359
Siemens Healthineers AG(c)	6,034	278,249
Symrise AG	3,122	392,126
TeamViewer AG(a)(c)	4,096	195,642
United Internet AG, Registered	3,476	139,002
Vonovia SE	13,123	902,305
Zalando SE(a)(c)	4,061	411,939

		28,496,224

Hong Kong — 1.0%
AIA Group Ltd.	265,800	2,912,572
ASM Pacific Technology Ltd.	20,400	255,247
Bank of East Asia Ltd. (The)	31,400	69,746
BOC Hong Kong Holdings Ltd.	103,500	337,101
CK Asset Holdings Ltd.	59,500	325,801
CK Hutchison Holdings Ltd.	61,000	442,599
CLP Holdings Ltd.	51,500	483,612
Galaxy Entertainment Group Ltd.	44,000	334,860
Hang Seng Bank Ltd.(b)	21,200	369,445
Hong Kong & China Gas Co. Ltd.	323,419	498,113
Hong Kong Exchanges & Clearing Ltd.	26,500	1,317,394
Jardine Matheson Holdings Ltd.	7,000	371,490
Link REIT	51,500	451,725
Melco Resorts & Entertainment Ltd., ADR	10,057	182,333
MTR Corp. Ltd.	52,000	282,051
New World Development Co. Ltd.	39,333	199,392
Power Assets Holdings Ltd.	51,000	268,404
Sands China Ltd.	81,600	334,715
Sun Hung Kai Properties Ltd.	36,000	480,619
Techtronic Industries Co. Ltd.	51,500	659,984
WH Group Ltd.(c)	236,500	193,105
Wynn Macau Ltd.(a)(b)	89,200	152,109

		10,922,417

Ireland — 0.7%
CRH PLC(a)	19,902	781,338
Flutter Entertainment PLC(a)	3,487	648,613
Horizon Therapeutics PLC(a)	4,590	323,274
Kerry Group PLC, Class A	4,187	587,996

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC(a)	2,244	$196,355
Linde PLC	12,082	3,098,066
Smurfit Kappa Group PLC	8,775	374,101
STERIS PLC	2,020	391,496
Trane Technologies PLC	6,121	895,135

		7,296,374

Israel — 0.2%
Bank Hapoalim BM	61,041	400,236
Check Point Software Technologies Ltd.(a)(b)	2,857	336,212
CyberArk Software Ltd.(a)(b)	896	102,924
Isracard Ltd.	1	3
Nice Ltd.(a)	1,796	432,188
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	27,901	265,338
Wix.com Ltd.(a)	1,122	286,592

		1,823,493

Italy — 0.7%
Amplifon SpA(a)	6,324	253,949
Assicurazioni Generali SpA	26,577	455,253
Atlantia SpA(a)	17,313	316,446
CNH Industrial NV(a)	27,965	306,685
Enel SpA	185,574	1,858,002
Eni SpA	59,899	594,919
Ferrari NV	3,013	637,213
FinecoBank Banca Fineco SpA(a)	9,254	145,399
Intesa Sanpaolo SpA(a)	350,293	806,782
Mediobanca Banca di Credito Finanziario SpA	20,136	180,024
Moncler SpA(a)	6,702	329,977
Snam SpA	79,570	447,639
Telecom Italia SpA/Milano	430,152	201,960
Tenaris SA	14,836	115,106
Terna Rete Elettrica Nazionale SpA	69,426	520,873
UniCredit SpA(a)	50,051	517,465

		7,687,692

Japan — 7.8%
Advantest Corp.	4,400	306,344
Aeon Co. Ltd.	20,500	610,429
Aisin Seiki Co. Ltd.	3,600	106,852
Ajinomoto Co. Inc.	16,900	353,397
ANA Holdings Inc.(a)	10,200	246,258
Asahi Group Holdings Ltd.	10,200	394,892
Asahi Kasei Corp.	30,700	281,783
Astellas Pharma Inc.	45,700	650,165
Bandai Namco Holdings Inc.	3,500	319,875
Bridgestone Corp.	10,200	356,450
Canon Inc.	20,400	362,612
Casio Computer Co. Ltd.	15,300	275,114
Central Japan Railway Co.	3,100	395,397
Chubu Electric Power Co. Inc.	20,400	246,013
Chugai Pharmaceutical Co. Ltd.	20,700	1,001,302
Chugoku Electric Power Co. Inc. (The)	16,900	215,069
Concordia Financial Group Ltd.	76,400	271,824
Daifuku Co. Ltd.	5,000	580,197
Dai-ichi Life Holdings Inc.	20,700	326,456
Daiichi Sankyo Co. Ltd.	37,800	1,339,086
Daikin Industries Ltd.	5,000	1,134,740
Daito Trust Construction Co. Ltd.	3,000	294,606
Daiwa House Industry Co. Ltd.	17,000	521,697
Daiwa Securities Group Inc.	30,600	133,258
Denso Corp.	12,600	595,592

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dentsu Group Inc.	10,200	$332,582
East Japan Railway Co.	6,500	404,431
Eisai Co. Ltd.	5,100	385,746
ENEOS Holdings Inc.	126,900	436,285
FANUC Corp.	4,500	1,094,630
Fast Retailing Co. Ltd.	1,600	1,318,667
Fuji Electric Co. Ltd.	3,600	128,084
FUJIFILM Holdings Corp.	10,300	555,622
Fujitsu Ltd.	4,000	556,413
Hakuhodo DY Holdings Inc.	17,000	246,176
Hamamatsu Photonics KK	6,100	343,390
Hankyu Hanshin Holdings Inc.	10,200	333,560
Hikari Tsushin Inc.	600	144,253
Hitachi Ltd.	20,400	775,895
Honda Motor Co. Ltd.	30,600	842,656
Hoya Corp.	10,300	1,373,992
Hulic Co. Ltd.	27,200	275,717
Idemitsu Kosan Co. Ltd.	10,200	212,657
Inpex Corp.	30,600	171,378
ITOCHU Corp.	33,500	886,212
Japan Airlines Co. Ltd.(a)	2,500	47,399
Japan Exchange Group Inc.	17,000	421,189
Japan Post Holdings Co. Ltd.	33,300	246,760
Japan Real Estate Investment Corp.	29	150,736
Japan Tobacco Inc.	30,600	622,124
JFE Holdings Inc.(a)	15,400	141,188
Kansai Electric Power Co. Inc. (The)	21,200	194,221
Kao Corp.	10,200	763,765
KDDI Corp.	40,800	1,166,972
Keyence Corp.	4,000	2,044,210
Kikkoman Corp.	3,300	205,390
Kintetsu Group Holdings Co. Ltd.	3,800	168,727
Kirin Holdings Co. Ltd.	20,400	444,780
Komatsu Ltd.	19,500	474,994
Konami Holdings Corp.	2,800	146,881
Kose Corp.	900	137,579
Kubota Corp.	30,600	607,598
Kuraray Co. Ltd.	21,500	213,608
Kyocera Corp.	10,200	583,290
Kyushu Electric Power Co. Inc.	20,400	172,356
LIXIL Group Corp.	15,200	365,150
M3 Inc.	10,400	959,662
Makita Corp.	7,300	378,039
Marubeni Corp.	51,200	298,779
Mazda Motor Corp.	20,400	120,708
MEIJI Holdings Co. Ltd.	3,200	226,478
MINEBEA MITSUMI Inc.	16,900	352,343
Mitsubishi Chemical Holdings Corp.	43,400	240,360
Mitsubishi Corp.	30,600	713,976
Mitsubishi Electric Corp.	43,500	639,724
Mitsubishi Estate Co. Ltd.	30,600	529,392
Mitsubishi Heavy Industries Ltd.	10,300	232,275
Mitsubishi UFJ Financial Group Inc.	266,400	1,145,820
Mitsubishi UFJ Lease & Finance Co. Ltd.	56,200	258,162
Mitsui & Co. Ltd.	40,800	696,466
Mitsui Fudosan Co. Ltd.	27,100	566,949
Mizuho Financial Group Inc.	64,890	826,099
MS&AD Insurance Group Holdings Inc.	11,900	346,358
Murata Manufacturing Co. Ltd.	12,500	1,094,342
Nagoya Railroad Co. Ltd.	10,300	283,688

Security	Shares	Value

Japan (continued)
NEC Corp.	3,600	$194,371
Nexon Co. Ltd.	12,800	387,284
Nidec Corp.	11,300	1,441,827
Nintendo Co. Ltd.	2,500	1,420,762
Nippon Paint Holdings Co. Ltd.	4,100	525,696
Nippon Steel Corp.(a)	20,447	250,305
Nippon Telegraph & Telephone Corp.	30,600	723,366
Nissan Motor Co. Ltd.(a)	53,400	252,213
Nitori Holdings Co. Ltd.	1,700	362,417
Nitto Denko Corp.	3,500	290,002
Nomura Holdings Inc.	69,500	349,250
Nomura Real Estate Master Fund Inc.	272	354,754
Nomura Research Institute Ltd.	14,100	476,648
NTT Data Corp.	20,400	271,544
Obic Co. Ltd.	1,300	292,601
Odakyu Electric Railway Co. Ltd.	13,700	415,828
Oji Holdings Corp.	40,800	185,463
Olympus Corp.	31,100	673,001
Omron Corp.	3,800	343,649
Ono Pharmaceutical Co. Ltd.	10,200	323,094
Oriental Land Co. Ltd.	4,300	732,577
ORIX Corp.	36,600	545,095
Orix JREIT Inc.	102	152,597
Osaka Gas Co. Ltd.	10,200	196,028
Otsuka Corp.	6,000	291,153
Otsuka Holdings Co. Ltd.	10,300	419,013
Pan Pacific International Holdings Corp.	17,800	421,123
Panasonic Corp.	51,000	544,114
Rakuten Inc.	30,600	343,049
Recruit Holdings Co. Ltd.	30,600	1,291,201
Resona Holdings Inc.	76,200	267,239
Santen Pharmaceutical Co. Ltd.	20,400	339,429
Secom Co. Ltd.	4,000	398,753
Sekisui House Ltd.	20,400	367,405
Seven & i Holdings Co. Ltd.	20,600	654,498
SG Holdings Co. Ltd.	10,200	305,193
Shimano Inc.	1,400	332,160
Shin-Etsu Chemical Co. Ltd.	10,200	1,676,116
Shionogi & Co. Ltd.	10,200	547,098
Shiseido Co. Ltd.	10,200	719,942
SMC Corp.	1,200	763,213
Softbank Corp.	64,400	793,304
SoftBank Group Corp.	37,100	2,587,305
Sompo Holdings Inc.	10,300	396,097
Sony Corp.	30,600	2,847,685
Subaru Corp.	20,400	405,555
Sumitomo Chemical Co. Ltd.	56,000	198,705
Sumitomo Corp.	30,600	377,530
Sumitomo Electric Industries Ltd.	37,200	425,958
Sumitomo Metal Mining Co. Ltd.	11,700	436,134
Sumitomo Mitsui Financial Group Inc.	30,600	889,755
Sumitomo Mitsui Trust Holdings Inc.	10,300	301,369
Sumitomo Realty & Development Co. Ltd.	10,600	346,133
Suzuki Motor Corp.	10,300	553,548
Sysmex Corp.	4,000	419,276
T&D Holdings Inc.	20,400	238,481
Takeda Pharmaceutical Co. Ltd.	34,426	1,236,398
TDK Corp.	2,700	381,146
Terumo Corp.	20,400	811,305
Toho Co. Ltd.	3,200	135,641

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokio Marine Holdings Inc.	15,900	$791,379
Tokyo Electric Power Co. Holdings Inc.(a)	46,100	120,251
Tokyo Electron Ltd.	3,700	1,258,585
Tokyo Gas Co. Ltd.	10,200	229,335
Tokyu Corp.	13,900	168,893
Tokyu Fudosan Holdings Corp.	41,000	198,955
Toray Industries Inc.	47,300	256,788
Toshiba Corp.	10,200	285,825
Tosoh Corp.	24,100	380,423
Toyota Motor Corp.	51,000	3,423,150
Unicharm Corp.	10,300	500,109
United Urban Investment Corp.	128	144,848
USS Co. Ltd.	10,200	213,635
West Japan Railway Co.	5,900	269,553
Yakult Honsha Co. Ltd.	3,400	162,215
Yamaha Corp.	3,800	217,195
Yamaha Motor Co. Ltd.	10,200	196,615
Yamato Holdings Co. Ltd.	10,200	257,947
Yaskawa Electric Corp.	10,200	492,026
Yokogawa Electric Corp.	10,300	182,145
Z Holdings Corp.	66,600	419,623

		86,158,182

Jersey — 0.0%
Novocure Ltd.(a)	2,346	294,775

Luxembourg — 0.0%
Eurofins Scientific SE(a)	3,500	284,947

Netherlands — 1.3%
Adyen NV(a)(c)	408	781,855
Aegon NV	41,129	154,286
Akzo Nobel NV	3,942	419,955
ArcelorMittal SA(a)	19,260	353,646
Argenx SE(a)	1,221	349,366
ASML Holding NV	9,406	4,093,841
Heineken Holding NV	3,934	364,468
Heineken NV	5,228	553,580
ING Groep NV(a)	86,040	841,379
Just Eat Takeaway.com NV(a)(c)	2,652	282,463
Koninklijke Ahold Delhaize NV	28,512	818,204
Koninklijke DSM NV	4,319	709,345
Koninklijke KPN NV	90,986	271,985
Koninklijke Philips NV(a)	20,116	1,043,361
NN Group NV	7,757	315,947
NXP Semiconductors NV	6,368	1,008,818
Prosus NV	10,953	1,190,183
QIAGEN NV(a)	5,578	269,632
Randstad NV(a)	3,376	209,995
Wolters Kluwer NV	6,171	518,937

		14,551,246

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	25,326	262,537
Fisher & Paykel Healthcare Corp. Ltd.	13,362	337,318
Spark New Zealand Ltd.	81,047	259,737
Xero Ltd.(a)	4,998	487,968

		1,347,560

Norway — 0.2%
Adevinta ASA(a)	5,371	89,026
DNB ASA(a)	24,512	446,007
Equinor ASA	21,383	338,493

Security	Shares	Value

Norway (continued)
Norsk Hydro ASA	38,162	$155,120
Orkla ASA	24,874	239,287
Telenor ASA	17,502	299,288
Yara International ASA	5,928	240,825

		1,808,046

Portugal — 0.1%
EDP - Energias de Portugal SA	79,839	426,709
Galp Energia SGPS SA	15,011	162,395

		589,104

Singapore — 0.3%
Ascendas REIT	189,023	419,048
CapitaLand Integrated Commercial Trust	113,600	164,502
CapitaLand Ltd.(b)	115,500	269,848
DBS Group Holdings Ltd.	39,500	743,002
Genting Singapore Ltd.	198,700	123,103
Keppel Corp. Ltd.	55,800	211,171
Oversea-Chinese Banking Corp. Ltd.	63,600	478,531
Singapore Exchange Ltd.	7,500	49,769
Singapore Telecommunications Ltd.	196,100	349,839
United Overseas Bank Ltd.	34,100	572,957
Venture Corp. Ltd.	13,800	193,964
Wilmar International Ltd.(b)	52,500	164,981

		3,740,715

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	6,863	217,470
Aena SME SA(a)(c)	2,061	336,769
Amadeus IT Group SA	10,732	737,649
Banco Bilbao Vizcaya Argentaria SA	146,778	690,013
Banco Santander SA(a)	369,698	1,069,097
CaixaBank SA	83,560	214,602
Cellnex Telecom SA(c)	7,426	469,732
Enagas SA	2,268	55,399
Endesa SA	8,962	256,967
Ferrovial SA	10,131	282,608
Ferrovial SA, New	101	2,826
Iberdrola SA	137,746	1,885,812
Industria de Diseno Textil SA	24,623	820,294
Naturgy Energy Group SA	9,800	226,659
Red Electrica Corp. SA	5,764	118,144
Repsol SA	34,309	330,704
Telefonica SA	101,917	445,836

		8,160,581

Sweden — 1.0%
Alfa Laval AB(a)(b)	9,189	232,472
Assa Abloy AB, Class B	23,912	570,828
Atlas Copco AB, Class A	15,025	759,532
Atlas Copco AB, Class B	11,056	489,711
Boliden AB	7,883	272,455
Electrolux AB, Series B	6,689	160,854
Epiroc AB, Class A	12,917	215,290
Epiroc AB, Class B	11,056	176,255
Essity AB, Class B	13,817	439,410
Evolution Gaming Group AB(c)	3,452	296,033
Hennes & Mauritz AB, Class B(a)(b)	18,587	394,795
Hexagon AB, Class B(a)	6,263	521,419
Investor AB, Class B	9,856	684,291
Kinnevik AB, Class B	9,641	481,444
Lundin Energy AB	9,336	224,180
Nibe Industrier AB, Class B(a)	11,628	328,586

5

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Sandvik AB(a)	28,195	$634,324
Skandinaviska Enskilda Banken AB, Class A(a)	39,041	413,984
Skanska AB, Class B	11,894	283,517
SKF AB, Class B	13,120	324,096
Svenska Handelsbanken AB, Class A(a)	37,316	380,154
Swedbank AB, Class A(a)	21,954	398,573
Swedish Match AB	4,613	372,720
Telefonaktiebolaget LM Ericsson, Class B	63,296	776,231
Telia Co. AB	65,199	277,275
Volvo AB, Class B(a)	32,390	737,983

		10,846,412

Switzerland — 3.0%
ABB Ltd., Registered	42,596	1,127,832
Adecco Group AG, Registered	4,128	250,972
Alcon Inc.(a)	9,445	604,906
Baloise Holding AG, Registered	2,261	391,361
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	19	162,758
Cie. Financiere Richemont SA, Class A, Registered	11,756	980,164
Coca-Cola HBC AG	5,372	155,056
Credit Suisse Group AG, Registered	57,835	733,399
Geberit AG, Registered	1,161	701,499
Givaudan SA, Registered	204	834,658
Julius Baer Group Ltd.	7,296	422,625
Kuehne + Nagel International AG, Registered	2,509	570,089
LafargeHolcim Ltd., Registered	11,050	581,733
Logitech International SA, Registered	4,352	386,406
Lonza Group AG, Registered	1,864	1,172,798
Nestle SA, Registered	67,164	7,506,521
Novartis AG, Registered	49,867	4,531,711
Partners Group Holding AG	558	600,961
Roche Holding AG, NVS	15,618	5,159,133
Schindler Holding AG, Participation Certificates, NVS	855	234,221
Schindler Holding AG, Registered	1,128	299,787
SGS SA, Registered	102	291,702
Siemens Energy AG(a)	8,600	256,154
Sika AG, Registered	2,406	616,317
Sonova Holding AG, Registered(a)	1,258	312,798
Swatch Group AG (The), Bearer	961	237,994
Swiss Life Holding AG, Registered	755	338,428
Swiss Prime Site AG, Registered	3,542	320,044
Swiss Re AG	5,928	543,624
Swisscom AG, Registered	642	340,395
Temenos AG, Registered	1,965	249,179
UBS Group AG, Registered	85,304	1,214,590
Zurich Insurance Group AG	3,162	1,288,481

		33,418,296

United Kingdom — 4.3%
3i Group PLC	25,843	369,341
Admiral Group PLC	6,231	237,665
Amcor PLC	31,234	353,881
Anglo American PLC	27,456	811,361
Antofagasta PLC	15,417	258,001
Aptiv PLC	5,846	693,920
Ashtead Group PLC	11,978	508,681
Associated British Foods PLC	8,989	253,216
AstraZeneca PLC	29,917	3,117,369
Auto Trader Group PLC(c)	37,372	279,703
Aviva PLC	86,919	372,724

Security	Shares	Value

United Kingdom (continued)
BAE Systems PLC	73,672	$495,713
Barclays PLC(a)	331,537	595,587
BP PLC	451,277	1,492,034
British American Tobacco PLC	51,031	1,798,262
British Land Co. PLC (The)	33,363	210,101
BT Group PLC	181,772	283,444
Bunzl PLC	10,875	342,495
Burberry Group PLC	10,556	243,664
Coca-Cola European Partners PLC	5,827	260,350
Compass Group PLC	39,906	705,381
Croda International PLC	5,953	473,356
Diageo PLC	52,885	2,033,398
Experian PLC	23,312	823,506
Ferguson PLC	5,229	588,077
Fiat Chrysler Automobiles NV(a)	25,324	395,803
GlaxoSmithKline PLC	112,812	2,063,351
Glencore PLC(a)	223,658	632,572
GVC Holdings PLC(a)	13,464	186,132
HSBC Holdings PLC	447,521	2,319,649
Imperial Brands PLC	20,353	369,814
Informa PLC(a)(b)	42,281	299,283
InterContinental Hotels Group PLC(a)	5,221	323,631
Intertek Group PLC	5,214	384,384
J Sainsbury PLC	53,166	149,837
Johnson Matthey PLC	6,998	207,781
Kingfisher PLC(a)	51,018	186,353
Land Securities Group PLC	23,013	202,038
Legal & General Group PLC	123,887	417,954
Lloyds Banking Group PLC(a)	1,571,782	747,452
London Stock Exchange Group PLC	8,281	896,162
M&G PLC	72,266	180,898
Melrose Industries PLC(a)	130,191	266,801
National Grid PLC	78,169	885,386
Natwest Group PLC(a)	119,058	245,734
Next PLC	3,628	317,350
Ocado Group PLC(a)	10,608	312,560
Pearson PLC(b)	18,978	163,928
Persimmon PLC	7,148	253,460
Prudential PLC	55,946	873,507
Reckitt Benckiser Group PLC	16,241	1,427,578
RELX PLC	47,030	1,097,209
Rentokil Initial PLC(a)	43,011	285,559
Rio Tinto PLC	28,992	1,871,036
Rolls-Royce Holdings PLC	195,728	276,201
Royal Dutch Shell PLC, Class A	91,416	1,551,434
Royal Dutch Shell PLC, Class B	83,987	1,383,869
RSA Insurance Group PLC	23,665	212,943
Sage Group PLC (The)	32,901	265,743
Segro PLC	26,642	324,384
Severn Trent PLC	8,489	270,751
Smith & Nephew PLC	20,645	399,926
Smiths Group PLC	13,517	263,289
SSE PLC	22,270	398,700
Standard Chartered PLC(a)	67,462	407,274
Taylor Wimpey PLC(a)	113,357	232,984
Tesco PLC	220,447	668,078
Unilever PLC	25,015	1,526,543
Unilever PLC	33,154	2,015,460
United Utilities Group PLC	20,445	245,765
Vodafone Group PLC	606,355	1,001,207

6

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC(a)	5,364	$217,056
WPP PLC	30,464	295,108

		47,521,147

United States — 65.1%
10X Genomics Inc., Class A(a)	2,244	343,579
3M Co.	12,761	2,204,208
Abbott Laboratories	39,692	4,295,468
AbbVie Inc.	39,956	4,178,598
ABIOMED Inc.(a)	1,243	340,706
Accenture PLC, Class A	14,002	3,487,758
Activision Blizzard Inc.	17,916	1,423,964
Adobe Inc.(a)	10,888	5,209,581
Advance Auto Parts Inc.	1,759	259,804
Advanced Micro Devices Inc.(a)	25,889	2,398,875
AES Corp. (The)	17,244	352,467
Aflac Inc.	16,784	737,321
Agilent Technologies Inc.	7,573	885,284
AGNC Investment Corp.	18,463	282,115
Air Products & Chemicals Inc.	5,033	1,409,945
Akamai Technologies Inc.(a)	3,616	374,292
Albemarle Corp.	2,767	376,229
Alexandria Real Estate Equities Inc.	2,603	426,189
Alexion Pharmaceuticals Inc.(a)	5,128	626,180
Align Technology Inc.(a)	1,786	859,584
Alleghany Corp.	383	220,302
Allegion PLC	2,580	294,223
Alliant Energy Corp.	5,312	279,411
Allstate Corp. (The)	6,465	661,693
Alnylam Pharmaceuticals Inc.(a)	3,114	404,540
Alphabet Inc., Class A(a)	6,633	11,636,935
Alphabet Inc., Class C, NVS(a)	6,834	12,032,897
Altria Group Inc.	42,046	1,674,692
Amazon.com Inc.(a)	9,486	30,052,027
Ameren Corp.	5,850	455,013
American Electric Power Co. Inc.	12,088	1,026,150
American Express Co.	14,995	1,778,257
American Financial Group Inc./OH	2,418	216,193
American International Group Inc.	18,271	702,337
American Tower Corp.	9,793	2,264,142
American Water Works Co. Inc.	4,817	738,831
Ameriprise Financial Inc.	2,718	503,482
AmerisourceBergen Corp.	3,728	384,394
AMETEK Inc.	5,875	696,364
Amgen Inc.	13,077	2,903,617
Amphenol Corp., Class A	6,975	912,400
Analog Devices Inc.	8,477	1,178,981
Annaly Capital Management Inc.	32,809	262,472
ANSYS Inc.(a)	2,256	762,663
Anthem Inc.	5,728	1,784,387
Aon PLC, Class A	5,143	1,053,749
Apple Inc.	382,610	45,549,720
Applied Materials Inc.	22,148	1,826,767
Arch Capital Group Ltd.(a)	9,222	296,902
Archer-Daniels-Midland Co.	13,423	668,063
Arista Networks Inc.(a)	1,227	332,149
Arrow Electronics Inc.(a)	3,019	276,691
Arthur J Gallagher & Co.	4,091	472,142
Assurant Inc.	2,264	292,328
AT&T Inc.	152,853	4,394,524
Atmos Energy Corp.	3,403	326,314

Security	Shares	Value

United States (continued)
Autodesk Inc.(a)	5,130	$1,437,580
Autoliv Inc.	2,977	265,102
Automatic Data Processing Inc.	9,654	1,678,638
AutoZone Inc.(a)	612	696,242
Avalara Inc.(a)	2,123	364,625
AvalonBay Communities Inc.	2,961	493,273
Avantor Inc.(a)	13,450	366,916
Avery Dennison Corp.	2,720	406,205
Baker Hughes Co.	17,208	322,134
Ball Corp.	7,972	765,392
Bank of America Corp.	172,188	4,848,814
Bank of New York Mellon Corp. (The)	18,694	731,309
Baxter International Inc.	11,051	840,650
Becton Dickinson and Co.	6,144	1,442,857
Berkshire Hathaway Inc., Class B(a)	31,074	7,113,149
Best Buy Co. Inc.	5,320	578,816
Biogen Inc.(a)(b)	3,508	842,516
BioMarin Pharmaceutical Inc.(a)	4,107	323,221
Bio-Rad Laboratories Inc., Class A(a)	306	164,781
Black Knight Inc.(a)	612	56,071
BlackRock Inc.(d)	3,445	2,405,816
Blackstone Group Inc. (The), Class A	15,126	900,753
Boeing Co. (The)	11,749	2,475,632
Booking Holdings Inc.(a)	918	1,862,117
Booz Allen Hamilton Holding Corp.	3,099	268,962
BorgWarner Inc.	6,844	265,889
Boston Properties Inc.	3,728	365,940
Boston Scientific Corp.(a)	31,841	1,055,529
Bristol-Myers Squibb Co.	50,633	3,159,499
Broadcom Inc.	8,991	3,610,606
Broadridge Financial Solutions Inc.	1,938	284,653
Brown & Brown Inc.	5,361	241,406
Brown-Forman Corp., Class B, NVS	7,247	584,543
Bunge Ltd.	3,832	225,666
Burlington Stores Inc.(a)	1,156	252,632
Cable One Inc.	182	360,482
Cabot Oil & Gas Corp.	9,302	162,971
Cadence Design Systems Inc.(a)	7,247	842,826
Campbell Soup Co.	5,036	251,901
Capital One Financial Corp.	10,242	877,125
Cardinal Health Inc.	7,089	386,989
CarMax Inc.(a)	3,699	345,783
Carnival Corp.	13,566	271,049
Carrier Global Corp.	18,543	705,932
Carvana Co.(a)	1,428	357,300
Catalent Inc.(a)	3,673	353,122
Caterpillar Inc.	12,153	2,109,639
Cboe Global Markets Inc.	2,689	245,559
CBRE Group Inc., Class A(a)	7,789	476,219
CDW Corp./DE	3,144	410,261
Celanese Corp.	2,902	375,316
Centene Corp.(a)	13,396	825,863
CenterPoint Energy Inc.	15,810	366,634
CenturyLink Inc.	23,314	243,631
Ceridian HCM Holding Inc.(a)	2,856	275,376
Cerner Corp.	7,505	561,674
CF Industries Holdings Inc.	5,416	202,017
CH Robinson Worldwide Inc.	3,314	311,417
Charles Schwab Corp. (The)	33,842	1,650,813
Charter Communications Inc., Class A(a)	3,265	2,128,747

7

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cheniere Energy Inc.(a)	5,528	$313,382
Chevron Corp.	43,185	3,764,868
Chipotle Mexican Grill Inc.(a)	612	789,131
Chubb Ltd.	9,300	1,374,819
Church & Dwight Co. Inc.	7,222	633,875
Cigna Corp.	8,162	1,707,001
Cincinnati Financial Corp.	3,728	284,633
Cintas Corp.	2,047	727,299
Cisco Systems Inc.	92,478	3,978,404
Citigroup Inc.	45,835	2,524,133
Citizens Financial Group Inc.	10,016	327,123
Citrix Systems Inc.	2,604	322,688
Clorox Co. (The)	2,921	592,846
Cloudflare Inc., Class A(a)	4,182	313,985
CME Group Inc.	7,992	1,398,840
CMS Energy Corp.	6,980	429,549
Coca-Cola Co. (The)	89,904	4,639,046
Cognex Corp.	4,112	308,976
Cognizant Technology Solutions Corp., Class A	12,758	996,783
Colgate-Palmolive Co.	18,995	1,626,732
Comcast Corp., Class A	99,561	5,001,945
Conagra Brands Inc.	12,371	452,284
Concho Resources Inc.	3,876	222,792
ConocoPhillips	24,410	965,660
Consolidated Edison Inc.	7,905	602,756
Constellation Brands Inc., Class A	3,831	788,573
Cooper Companies Inc. (The)	714	239,347
Copart Inc.(a)	5,128	592,028
Corning Inc.	13,904	520,288
Corteva Inc.	16,681	639,216
CoStar Group Inc.(a)	960	874,147
Costco Wholesale Corp.	9,961	3,902,421
Coupa Software Inc.(a)	1,554	511,126
Crowdstrike Holdings Inc., Class A(a)	3,303	506,284
Crown Castle International Corp.	9,605	1,609,510
Crown Holdings Inc.(a)	4,116	387,933
CSX Corp.	17,442	1,570,652
Cummins Inc.	3,728	861,802
CVS Health Corp.	28,928	1,961,029
Danaher Corp.	14,538	3,265,671
Darden Restaurants Inc.	3,125	337,437
Datadog Inc., Class A(a)(b)	3,605	356,607
DaVita Inc.(a)	2,856	313,732
Deere & Co.	6,431	1,682,478
Dell Technologies Inc., Class C(a)	5,217	360,130
Delta Air Lines Inc.	2,756	110,929
DENTSPLY SIRONA Inc.	5,528	281,320
DexCom Inc.(a)	2,251	719,600
Digital Realty Trust Inc.	5,935	799,741
Discover Financial Services	7,548	574,931
Discovery Inc., Class A(a)(b)	3,328	89,556
Discovery Inc., Class C, NVS(a)	8,706	209,118
DISH Network Corp., Class A(a)	6,569	235,630
DocuSign Inc.(a)	3,963	903,088
Dollar General Corp.	5,472	1,196,070
Dollar Tree Inc.(a)	5,228	571,107
Dominion Energy Inc.	17,669	1,386,840
Domino’s Pizza Inc.	858	336,825
Dover Corp.	3,227	393,791
Dow Inc.	16,681	884,260

Security	Shares	Value

United States (continued)
DR Horton Inc.	8,689	$647,330
DraftKings Inc., Class A(a)	4,896	256,355
DTE Energy Co.	4,228	531,925
Duke Energy Corp.	15,636	1,448,832
Duke Realty Corp.	10,624	404,349
DuPont de Nemours Inc.	16,681	1,058,243
Eastman Chemical Co.	3,728	363,107
Eaton Corp. PLC	9,656	1,169,438
eBay Inc.	15,733	793,415
Ecolab Inc.	5,925	1,316,239
Edison International	7,794	478,240
Edwards Lifesciences Corp.(a)	14,090	1,182,010
Elanco Animal Health Inc.(a)	11,122	340,222
Electronic Arts Inc.(a)	6,840	873,810
Eli Lilly & Co.	19,817	2,886,346
Emerson Electric Co.	13,417	1,030,694
Enphase Energy Inc.(a)	2,754	376,114
Entergy Corp.	4,428	481,988
EOG Resources Inc.	12,663	593,641
EPAM Systems Inc.(a)	1,059	341,347
Equifax Inc.	2,761	460,811
Equinix Inc.	1,965	1,371,157
Equity LifeStyle Properties Inc.	3,888	227,798
Equity Residential	8,089	468,515
Essential Utilities Inc.	4,979	225,449
Essex Property Trust Inc.	1,661	408,407
Estee Lauder Companies Inc. (The), Class A	4,928	1,208,937
Etsy Inc.(a)	2,652	426,176
Everest Re Group Ltd.	1,136	258,247
Evergy Inc.	5,108	283,034
Eversource Energy	7,077	619,308
Exact Sciences Corp.(a)(b)	3,300	399,498
Exelon Corp.	19,545	802,713
Expedia Group Inc.	3,269	406,958
Expeditors International of Washington Inc.	4,300	384,291
Extra Space Storage Inc.	1,326	149,480
Exxon Mobil Corp.	92,847	3,540,256
F5 Networks Inc.(a)	2,061	335,551
Facebook Inc., Class A(a)	53,582	14,840,607
FactSet Research Systems Inc.	801	267,342
Fair Isaac Corp.(a)	623	294,542
Fastenal Co.	12,285	607,493
FedEx Corp.	5,528	1,584,214
Fidelity National Financial Inc.	6,559	236,058
Fidelity National Information Services Inc.	14,205	2,108,164
Fifth Third Bancorp	17,713	448,847
First Republic Bank/CA	4,328	560,736
FirstEnergy Corp.	10,238	271,921
Fiserv Inc.(a)	13,176	1,517,612
FleetCor Technologies Inc.(a)	2,062	546,863
FMC Corp.	2,900	336,429
Ford Motor Co.	81,738	742,181
Fortinet Inc.(a)	3,185	392,488
Fortive Corp.	7,248	508,302
Fortune Brands Home & Security Inc.	3,391	283,149
Fox Corp., Class A, NVS	8,616	248,485
Franklin Resources Inc.	5,937	130,555
Freeport-McMoRan Inc.	32,679	764,362
Garmin Ltd.	3,727	435,165
Gartner Inc.(a)	2,365	359,480

8

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Generac Holdings Inc.(a)	1,326	$285,886
General Dynamics Corp.	5,114	763,776
General Electric Co.	198,244	2,018,124
General Mills Inc.	13,929	847,162
General Motors Co.	27,973	1,226,336
Genuine Parts Co.	3,722	366,133
Gilead Sciences Inc.	28,385	1,722,118
Global Payments Inc.	6,285	1,226,769
Globe Life Inc.	3,122	290,658
GoDaddy Inc., Class A(a)	3,382	269,004
Goldman Sachs Group Inc. (The)	7,297	1,682,542
Guidewire Software Inc.(a)	1,849	226,466
Halliburton Co.	18,330	304,095
Hartford Financial Services Group Inc. (The)	7,965	352,053
Hasbro Inc.	3,469	322,721
HCA Healthcare Inc.	6,023	904,113
Healthpeak Properties Inc.	11,865	342,424
HEICO Corp., Class A	2,797	309,768
Henry Schein Inc.(a)	3,841	247,015
Hershey Co. (The)	3,828	566,123
Hess Corp.	6,937	327,288
Hewlett Packard Enterprise Co.	24,724	272,953
Hilton Worldwide Holdings Inc.	6,334	656,392
Hologic Inc.(a)	6,141	424,527
Home Depot Inc. (The)	24,192	6,711,103
Honeywell International Inc.	14,803	3,018,628
Hormel Foods Corp.	7,789	367,485
Host Hotels & Resorts Inc.	15,810	221,814
Howmet Aerospace Inc.	8,308	194,906
HP Inc.	32,982	723,295
HubSpot Inc.(a)	918	361,995
Humana Inc.	3,015	1,207,568
Huntington Bancshares Inc./OH	29,135	351,951
IAC/InterActiveCorp.(a)	1,891	268,503
IDEX Corp.	306	59,104
IDEXX Laboratories Inc.(a)	2,161	996,178
IHS Markit Ltd.	9,294	924,381
Illinois Tool Works Inc.	7,189	1,517,526
Illumina Inc.(a)	3,325	1,070,949
Incyte Corp.(a)	4,632	391,589
Ingersoll Rand Inc.(a)	7,978	353,186
Insulet Corp.(a)	1,428	368,010
Intel Corp.	93,943	4,542,144
Intercontinental Exchange Inc.	13,217	1,394,526
International Business Machines Corp.	19,709	2,434,456
International Flavors & Fragrances Inc.	2,057	230,590
International Paper Co.	9,396	464,914
Interpublic Group of Companies Inc. (The)	12,572	280,104
Intuit Inc.	6,031	2,123,033
Intuitive Surgical Inc.(a)	2,670	1,938,553
Invitation Homes Inc.	11,582	331,014
IPG Photonics Corp.(a)	1,205	249,447
IQVIA Holdings Inc.(a)	3,899	658,892
Iron Mountain Inc.	7,044	193,710
Jack Henry & Associates Inc.	1,675	269,441
Jacobs Engineering Group Inc.	3,201	345,196
Jazz Pharmaceuticals PLC(a)	1,745	245,539
JB Hunt Transport Services Inc.	2,264	306,274
JM Smucker Co. (The)	3,061	358,749
Johnson & Johnson	58,555	8,471,737

Security	Shares	Value

United States (continued)
Johnson Controls International PLC	17,804	$819,696
JPMorgan Chase & Co.	66,657	7,857,527
Juniper Networks Inc.	11,880	258,628
Kansas City Southern	2,245	417,952
Kellogg Co.	6,231	398,223
Keurig Dr Pepper Inc.	7,881	239,976
KeyCorp	24,225	374,518
Keysight Technologies Inc.(a)(b)	4,649	558,066
Kimberly-Clark Corp.	8,089	1,126,879
Kinder Morgan Inc./DE	49,327	709,322
KKR & Co. Inc.	10,242	388,479
KLA Corp.	3,922	988,226
Kraft Heinz Co. (The)	14,115	464,948
Kroger Co. (The)	16,485	544,005
L3Harris Technologies Inc.	5,131	985,101
Laboratory Corp. of America Holdings(a)	2,253	450,240
Lam Research Corp.	3,271	1,480,651
Lamb Weston Holdings Inc.	3,492	252,751
Las Vegas Sands Corp.	6,963	387,909
Leidos Holdings Inc.	2,244	225,971
Lennar Corp., Class A	6,494	492,635
Lennox International Inc.	940	270,560
Liberty Broadband Corp., Class C, NVS(a)	2,958	465,441
Liberty Global PLC, Class A(a)	9,384	211,328
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	5,451	227,743
Lincoln National Corp.	5,528	261,032
Live Nation Entertainment Inc.(a)	4,353	285,774
LKQ Corp.(a)	8,370	294,791
Lockheed Martin Corp.	5,656	2,064,440
Loews Corp.	7,889	330,628
Lowe’s Companies Inc.	17,168	2,675,118
Lululemon Athletica Inc.(a)	2,559	947,393
LyondellBasell Industries NV, Class A	5,865	499,111
M&T Bank Corp.	2,818	328,269
Marathon Petroleum Corp.	14,690	571,147
Markel Corp.(a)	361	351,553
MarketAxess Holdings Inc.	833	449,137
Marriott International Inc./MD, Class A	6,377	809,050
Marsh & McLennan Companies Inc.	10,857	1,244,646
Martin Marietta Materials Inc.	1,457	387,023
Marvell Technology Group Ltd.	15,406	713,144
Masco Corp.	6,348	340,697
Masimo Corp.(a)	1,253	318,876
Mastercard Inc., Class A	20,071	6,754,092
Match Group Inc.(a)	5,625	783,056
Maxim Integrated Products Inc.	6,350	527,304
McCormick & Co. Inc./MD, NVS	2,917	545,421
McDonald’s Corp.	16,474	3,582,107
McKesson Corp.	4,017	722,698
Medical Properties Trust Inc.	14,520	281,688
Medtronic PLC	29,380	3,340,506
MercadoLibre Inc.(a)(b)	1,020	1,584,397
Merck & Co. Inc.	56,425	4,536,006
MetLife Inc.	17,445	805,436
Mettler-Toledo International Inc.(a)	510	586,520
MGM Resorts International	11,535	325,864
Microchip Technology Inc.	5,724	769,248
Micron Technology Inc.(a)	25,023	1,603,724
Microsoft Corp.	159,636	34,173,279

9

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Mid-America Apartment Communities Inc.	2,577	$325,114
Moderna Inc.(a)	5,791	884,517
Mohawk Industries Inc.(a)	1,574	198,056
Molina Healthcare Inc.(a)	1,135	231,688
Molson Coors Beverage Co., Class B	4,733	217,718
Mondelez International Inc., Class A	31,061	1,784,454
MongoDB Inc.(a)	1,578	453,375
Monolithic Power Systems Inc.	918	293,723
Monster Beverage Corp.(a)	9,956	844,070
Moody’s Corp.	4,016	1,133,877
Morgan Stanley	30,679	1,896,883
Mosaic Co. (The)	8,797	193,182
Motorola Solutions Inc.	4,026	690,580
MSCI Inc.	1,892	774,623
Nasdaq Inc.	2,771	354,660
NetApp Inc.	5,928	316,022
Netflix Inc.(a)	9,859	4,837,811
Neurocrine Biosciences Inc.(a)	1,734	164,626
Newell Brands Inc.	9,795	208,242
Newmont Corp.	18,696	1,099,699
News Corp., Class A, NVS	10,638	187,761
NextEra Energy Inc.	42,028	3,092,841
Nike Inc., Class B	26,549	3,576,150
Norfolk Southern Corp.	5,819	1,379,219
Northern Trust Corp.	4,210	392,035
Northrop Grumman Corp.	3,422	1,034,334
NortonLifeLock Inc.	13,994	255,111
NRG Energy Inc.	7,767	254,369
Nucor Corp.	7,189	386,049
NVIDIA Corp.	13,637	7,310,250
NVR Inc.(a)	102	407,712
O’Reilly Automotive Inc.(a)	1,659	734,008
Occidental Petroleum Corp.	18,592	293,010
Okta Inc.(a)	2,507	614,315
Old Dominion Freight Line Inc.	1,308	265,995
Omega Healthcare Investors Inc.	5,903	207,904
Omnicom Group Inc.	5,628	354,564
ON Semiconductor Corp.(a)	13,180	378,925
ONEOK Inc.	9,298	333,519
Oracle Corp.	43,753	2,525,423
Otis Worldwide Corp.	9,269	620,467
PACCAR Inc.	8,089	704,228
Packaging Corp. of America	2,179	283,270
Palo Alto Networks Inc.(a)	1,953	574,026
Parker-Hannifin Corp.	2,922	780,934
Paychex Inc.	8,101	754,608
Paycom Software Inc.(a)	1,173	489,235
PayPal Holdings Inc.(a)	25,410	5,440,789
Peloton Interactive Inc., Class A(a)	4,391	510,893
Pentair PLC	4,843	250,964
PepsiCo Inc.	29,515	4,256,948
PerkinElmer Inc.	1,836	244,188
Perrigo Co. PLC	3,425	165,154
Pfizer Inc.	126,125	4,831,849
PG&E Corp.(a)	31,593	401,231
Philip Morris International Inc.	34,923	2,645,417
Phillips 66	9,956	603,134
Pinnacle West Capital Corp.	3,937	322,243
Pinterest Inc., Class A(a)	10,582	740,952
Pioneer Natural Resources Co.	3,318	333,724

Security	Shares	Value

United States (continued)
PNC Financial Services Group Inc. (The)	9,289	$1,282,532
Pool Corp.	408	141,213
PPG Industries Inc.	5,006	734,731
PPL Corp.	14,909	423,714
Principal Financial Group Inc.	7,094	353,210
Procter & Gamble Co. (The)	54,175	7,523,282
Progressive Corp. (The)	13,210	1,150,723
Prologis Inc.	17,179	1,718,759
Prudential Financial Inc.	9,389	709,996
PTC Inc.(a)	3,146	339,296
Public Service Enterprise Group Inc.	11,651	679,020
Public Storage	3,528	791,895
PulteGroup Inc.	7,875	343,586
Qorvo Inc.(a)	2,902	454,685
QUALCOMM Inc.	25,654	3,775,499
Quest Diagnostics Inc.	3,328	412,605
Raymond James Financial Inc.	3,098	281,763
Raytheon Technologies Corp.	34,248	2,456,267
Realty Income Corp.	7,303	437,961
Regency Centers Corp.	5,028	229,176
Regeneron Pharmaceuticals Inc.(a)	2,201	1,135,782
Regions Financial Corp.	27,692	422,857
Reinsurance Group of America Inc.	1,429	164,735
RenaissanceRe Holdings Ltd.	1,274	209,751
Republic Services Inc.	6,083	588,348
ResMed Inc.	3,434	719,766
RingCentral Inc., Class A(a)	1,632	484,786
Robert Half International Inc.	4,128	264,935
Rockwell Automation Inc.	2,550	651,678
Roku Inc.(a)	2,456	721,008
Roper Technologies Inc.	2,457	1,049,139
Ross Stores Inc.	8,084	869,192
Royal Caribbean Cruises Ltd.	3,981	313,743
RPM International Inc.	2,986	262,798
S&P Global Inc.	5,619	1,976,652
salesforce.com Inc.(a)	20,502	5,039,392
Sarepta Therapeutics Inc.(a)(b)	2,348	330,739
SBA Communications Corp.	2,551	732,596
Schlumberger Ltd.	26,132	543,284
Seagate Technology PLC	5,728	336,864
Seagen Inc.(a)	2,881	490,663
SEI Investments Co.	5,934	313,019
Sempra Energy	6,745	859,853
ServiceNow Inc.(a)	4,431	2,368,591
Sherwin-Williams Co. (The)	1,861	1,391,339
Simon Property Group Inc.	6,734	556,026
Sirius XM Holdings Inc.(b)	36,566	237,313
Skyworks Solutions Inc.	4,124	582,185
Slack Technologies Inc., Class A(a)	8,223	352,602
Snap Inc., Class A, NVS(a)	20,400	906,168
Snap-on Inc.	1,160	203,986
Snowflake Inc., Class A(a)(b)	1,058	344,739
SolarEdge Technologies Inc.(a)	1,122	311,894
Southern Co. (The)	24,396	1,460,101
Southwest Airlines Co.	3,934	182,302
Splunk Inc.(a)(b)	3,220	657,460
Square Inc., Class A(a)	8,222	1,734,513
SS&C Technologies Holdings Inc.	5,945	409,551
Stanley Black & Decker Inc.	3,728	687,108
Starbucks Corp.	24,789	2,429,818

10

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
State Street Corp.	7,983	$562,642
Stryker Corp.	7,395	1,725,993
Sun Communities Inc.	1,990	276,610
Sunrun Inc.(a)	3,559	228,061
SVB Financial Group(a)	1,261	434,868
Synchrony Financial	11,741	357,748
Synopsys Inc.(a)	3,370	766,675
Sysco Corp.	10,836	772,498
T-Mobile U.S. Inc.(a)	12,358	1,642,873
T Rowe Price Group Inc.	5,534	793,631
Take-Two Interactive Software Inc.(a)	2,819	508,858
Target Corp.	11,248	2,019,353
TE Connectivity Ltd.	6,871	783,088
Teladoc Health Inc.(a)	2,572	511,236
Teledyne Technologies Inc.(a)	864	326,540
Teleflex Inc.	1,148	439,397
Teradyne Inc.	3,570	393,914
Tesla Inc.(a)	16,843	9,560,087
Texas Instruments Inc.	19,944	3,215,970
Textron Inc.	6,670	300,817
Thermo Fisher Scientific Inc.	8,791	4,087,639
Tiffany & Co.	2,661	349,868
TJX Companies Inc. (The)	27,274	1,732,172
Tractor Supply Co.	2,512	353,715
Trade Desk Inc. (The), Class A(a)	966	870,434
TransDigm Group Inc.	1,160	671,860
TransUnion	4,937	449,711
Travelers Companies Inc. (The)	5,101	661,345
Trimble Inc.(a)	7,089	424,418
Truist Financial Corp.	31,847	1,478,338
Twilio Inc., Class A(a)	2,975	952,268
Twitter Inc.(a)	16,934	787,600
Tyler Technologies Inc.(a)	767	327,969
Tyson Foods Inc., Class A	6,477	422,300
U.S. Bancorp	29,597	1,278,886
Uber Technologies Inc.(a)	21,249	1,055,225
UDR Inc.	7,789	299,643
Ulta Beauty Inc.(a)	1,360	374,544
Union Pacific Corp.	15,146	3,090,996
United Parcel Service Inc., Class B	15,726	2,690,247
United Rentals Inc.(a)	1,959	444,654
UnitedHealth Group Inc.	21,257	7,149,579
Universal Health Services Inc., Class B	1,753	228,907
Valero Energy Corp.	8,934	480,381
Varian Medical Systems Inc.(a)	2,358	410,245
Veeva Systems Inc., Class A(a)	3,224	892,629
Ventas Inc.	8,099	388,023
VEREIT Inc.	35,052	248,519
VeriSign Inc.(a)	2,906	583,292
Verisk Analytics Inc.	3,110	616,744
Verizon Communications Inc.	90,998	5,497,189
Vertex Pharmaceuticals Inc.(a)	5,928	1,350,102
VF Corp.	7,489	624,583
ViacomCBS Inc., Class B, NVS	12,835	452,819
Viatris Inc.(a)	28,834	484,988
VICI Properties Inc.	8,874	224,423
Visa Inc., Class A(b)	36,683	7,716,269
Vistra Corp.	13,403	250,368
VMware Inc., Class A(a)	1,861	260,335
Vornado Realty Trust	5,591	217,546

Security	Shares	Value

United States (continued)
Vulcan Materials Co.	3,020	$421,743
Walmart Inc.	31,114	4,753,908
Walgreens Boots Alliance Inc.	15,350	583,453
Walt Disney Co. (The)	40,628	6,013,350
Waste Management Inc.	9,589	1,142,338
Waters Corp.(a)	1,469	340,823
Wayfair Inc., Class A(a)(b)	1,667	424,018
WEC Energy Group Inc.	7,789	739,566
Wells Fargo & Co.	83,276	2,277,599
Welltower Inc.	9,205	579,731
West Pharmaceutical Services Inc.	1,837	505,469
Western Digital Corp.	6,644	298,183
Western Union Co. (The)	10,130	228,533
Westinghouse Air Brake Technologies Corp.	4,515	330,949
Westrock Co.	7,141	301,422
Weyerhaeuser Co.	17,184	499,023
Whirlpool Corp.	1,535	298,726
Williams Companies Inc. (The)	27,588	578,796
Willis Towers Watson PLC	2,661	553,994
Workday Inc., Class A(a)	3,531	793,733
WR Berkley Corp.	4,798	312,494
WW Grainger Inc.	921	385,254
Wynn Resorts Ltd.	3,173	318,886
Xcel Energy Inc.	11,961	805,693
Xilinx Inc.	5,828	848,265
XPO Logistics Inc.(a)	2,960	315,773
Xylem Inc./NY	4,428	424,955
Yum! Brands Inc.	7,184	760,067
Zebra Technologies Corp., Class A(a)	1,278	483,621
Zendesk Inc.(a)	2,448	326,808
Zillow Group Inc., Class C, NVS(a)(b)	4,428	477,383
Zimmer Biomet Holdings Inc.	4,531	675,663
Zoetis Inc.	10,647	1,707,566
Zoom Video Communications Inc., Class A(a)	3,864	1,848,383
Zscaler Inc.(a)	1,602	249,512

		722,668,527

Total Common Stocks — 99.2% (Cost: $951,844,980)		1,101,024,142

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	4,733	510,904
Porsche Automobil Holding SE, Preference Shares, NVS	4,232	269,821
Sartorius AG, Preference Shares, NVS	954	435,929
Volkswagen AG, Preference Shares, NVS	4,728	799,367

		2,016,021

Total Preferred Stocks — 0.2% (Cost: $1,978,997)		2,016,021

Rights

Singapore — 0.0%
Ascendas REIT (Expires 12/01/20)(a)	6,993	52

11

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 0.0%
Banco Santander SA (Expires 12/03/20)(a)	369,698	$46,302

Total Rights — 0.0% (Cost: $81,678)		46,354

Warrants

Switzerland — 0.0%
Cie. Financiere Richemont SA (Expires 11/29/23)(a)	23,512	4,675

Total Warrants — 0.0% (Cost: $0)		4,675

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	10,169,309	10,175,410
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	3,240,000	3,240,000

		13,415,410

Total Short-Term Investments — 1.2% (Cost: $13,411,304)		13,415,410

Total Investments in Securities — 100.6% (Cost: $967,316,959)		1,116,506,602

Other Assets, Less Liabilities — (0.6)%		(7,105,160)

Net Assets — 100.0%		$1,109,401,442

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,703,021	$1,475,806	(a)	$—	$(1,524)	$(1,893)	$10,175,410	10,169,309	$11,024	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,510,000	1,730,000	(a)	—	—	—	3,240,000	3,240,000	359		—
BlackRock Inc.	1,850,902	187,483		—	—	367,431	2,405,816	3,445	11,307		—

					$(1,524)	$365,538	$15,821,226		$22,690		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI World ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	19	12/18/20	$797	$43,987
FTSE 100 Index	6	12/18/20	504	23,528
S&P 500 E-Mini Index	25	12/18/20	4,529	236,782
TOPIX Index	3	12/10/20	505	23,924

				$328,221

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,101,021,316	$2,826	$—	$1,101,024,142
Preferred Stocks	2,016,021	—	—	2,016,021
Rights	46,302	52	—	46,354
Warrants	4,675	—	—	4,675
Money Market Funds	13,415,410	—	—	13,415,410

	$1,116,503,724	$2,878	$—	$1,116,506,602

Derivative financial instruments(a)
Assets
Futures Contracts	$328,221	$—	$—	$328,221

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

13